Provisions for legal proceedings - Summary of Provisions for Legal Proceedings (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	$ 3,113	$ 7,405	$ 7,026
Current liabilities		3,482
Non-current liabilities	3,113	3,923
Provision for legal proceedings [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	895	1,093
Provision for taxes other than income tax [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	463	491
Civil provision [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	1,523	5,710
Other environment related provision [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Total claims	$ 232	$ 111